The subsidiaries with a functional currency different from Real (“R$”) are listed below: (Details)	12 Months Ended
Dec. 31, 2021
Braskem alemanha member
Disclosure of subsidiaries [line items]
Functional currency	Euro
B m insurance braskem america braskem america finance braskem holanda braskem holanda finance braskem holanda inc and braskem mexico sofom member
Disclosure of subsidiaries [line items]
Functional currency	U.S.dollar ("US$")
Braskem idesa braskem idesa servicos braskem mexico and braskem mexico servicos member
Disclosure of subsidiaries [line items]
Functional currency	Mexican peso
Braskem argentina member
Disclosure of subsidiaries [line items]
Functional currency	Argentinean peso
Braskem chile member
Disclosure of subsidiaries [line items]
Functional currency	Chilenean peso
Braskem india member
Disclosure of subsidiaries [line items]
Functional currency	Rupee